DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The American Income Life Insurance Company Exempt Employees 401(k) Profit Sharing Plan (the “Plan”) was adopted and began operations on January 1, 1965 by American Income Life Insurance Company (“American Income”). The following description of the Plan provides only general information. Participants should refer to the Plan agreement for more complete information.

General

The Plan is a defined contribution profit sharing and retirement plan subject to certain provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

Plan Administration

The Plan is administered by American Income (the "Plan Administrator"). The duties of the Plan Administrator are to oversee the operations and administration of the Plan in accordance with the specific terms of the Plan, provide for prudent investment of Plan assets, and keeping accurate records and reports. Accordingly, the Plan Administrator has been granted discretionary authority concerning investment and management activities.

The daily operations and record keeping of the Plan are monitored and performed by a third party record keeper. Fidelity Workplace Services ("Fidelity") became the Plan's record keeper on December 16, 2024. The Plan's previous record keeper was Empower Retirement, LLC ("Empower"). The Plan's trustees, Great West Trust Company and Fidelity Management Trust Company, are responsible for the custody and management of the Plan's assets. Fidelity Management Trust Company became the Plan's custodian as of December 16, 2024, however, Great West Trust Company remained as the trustee of the insurance company general account fund through March 2026. In April 2026, the insurance company general account fund fully matured and was closed, and all remaining funds held within this account were transferred to the Fidelity Investment Money Market ("FIMM") Government Class Fund.

Participating Employers

At the end of 2025 and 2024, the following companies were participating employers in the Plan:

•American Income Life Insurance Company, “American Income”, (Waco, Texas)
•National Income Life Insurance Company, "National Income", (Liverpool, New York)

All participating employers are either direct or indirect wholly-owned subsidiaries of Globe Life.

Participant Contributions

An employee is eligible to participate in the Plan on the date coincident with their date of hire. Upon entry, eligible employees can contribute up to 75% of their annual pre-tax compensation, subject to certain limitations, and can direct the investment in their participant accounts. Participants who have attained age 50 before the end of the plan year are eligible to make catch-up contributions. Beginning January 1, 2026, employees who earned more than $150,000 in the prior year will be required to make all catch-up contributions on a Roth after-tax basis, Pre-tax catch-up contributions will no longer be permitted for employees in this earnings group. Participants may also rollover amounts representing distributions from other eligible retirement plans.

For any employee who becomes an eligible employee and does not affirmatively elect otherwise, that employee will be automatically enrolled with salary deferrals of 3% upon the date coincident with the employee's one year anniversary from their date of hire. That amount will increase by 1% each Plan Year until the amount reaches 6% of compensation. These increases are effective the first day of the Plan Year following enrollment.
NOTE A—DESCRIPTION OF PLAN (Continued)

Participating Employer Contributions

Effective January 1, 2022, the Plan was amended to add a safe harbor matching contribution. Participating employers contribute to the Plan out of their current or accumulated earnings for the year for an amount equal to 100% of the participant’s contribution of the first 1% of compensation and 50% of a participant’s contributions of the next 5% of a participant’s compensation (limited to 6% of participant’s compensation). Participating employer contributions commence on the date coincident with the employee’s one year anniversary from their date of hire.

An employee is eligible for non-elective discretionary contributions on the one year anniversary of their date of hire with a plan entry date of either January 1 or July 1. For eligible employees, the Company contributed a discretionary employer contribution of 6% of each eligible employee’s annual compensation for 2025 and 2024. This annual discretionary contribution may be adjusted at the option of the Board of Directors of American Income. Additionally, any unallocated forfeitures may be added to the discretionary employer contribution and allocated in the same manner to the participants' accounts.

Excess contributions are returned to certain active participants to satisfy certain nondiscrimination provisions of the Plan and are reflected within benefits paid to participants in the accompanying statements of changes in net assets available for benefits.

Participant Accounts

Each participant’s account is credited with the participant’s contribution, the employer’s discretionary and matching contributions and allocation of forfeitures. The benefit to which a participant is entitled is the vested benefit that can be provided from the participant’s account.

At termination of employment, participants may withdraw all of their participant accounts and the vested portion of their employer accounts. Participants may make non-emergency, in-service withdrawals of all or a portion of their after-tax participant account and all or a portion of their after-tax employer account, if fully vested. Withdrawals prior to termination of employment are also allowed under prescribed hardship conditions as defined in the Plan agreement or subsequent to age 59½ for any reason.

Notes Receivable from Participants

Any actively employed participant may apply for a general purpose plan loan. The minimum loan amount is $1,000, and the maximum loan amount is the lesser of (a) $50,000 reduced by the excess (if any) of the highest outstanding balance of loans from the Plan to the participant during the one year period ending on the day before the loan is made or (b) 50% of the participant’s vested account balance. A participant may take more than one loan per calendar year, but may only have one loan outstanding at a time. Loans are secured by the participants’ account balances. Loan repayments of principal and interest are made by payroll deduction over a reasonable time period not to exceed 60 months. Currently, the loan interest rate is determined by the trustee using the prime interest rate published by Reuters on the first business day of the month before the loan is originated plus 1%. Interest rates for participant loans range from 4.25% to 9.50% with maturity dates through November 2030.
NOTE A—DESCRIPTION OF PLAN (Continued)

Vesting Provisions

Participants have a fully vested and non-forfeitable interest in their own contributions. The participant’s employer contributions are vested in accordance with the following schedules:

Discretionary Employer Contributions
Years of Credited Service	Applicable Non-Forfeitable Percentage
Less than 2	0%
2 but less than 3	20%
3 but less than 4	40%
4 but less than 5	60%
5 but less than 6	80%
6 or more	100%

Safe Harbor Employer Matching Contributions
Years of Credited Service	Applicable Non-Forfeitable Percentage
Less than 2	0%
2 or more	100%

Termination of the Plan

Although it has expressed no intent to do so, American Income has the right under the Plan to discontinue its contribution at any time and to terminate the Plan subject to the provisions of ERISA. If the Plan is partially or completely terminated, each affected participant will become fully vested in their employer contribution account.

Forfeitures

If an employee incurs five consecutive “one year breaks in service” for any reason other than death or normal retirement, and is not 100% vested in the employer contribution account, then the non-vested portion of the employer contribution account is forfeited. Forfeitures may be allocated to participants as an additional discretionary employer contribution, or, effective January 1, 2022, may also be used to reduce the employer match or pay plan expenses. The Plan had unallocated forfeitures of $2,800 and $37,857 at December 31, 2025 and 2024, respectively.

The Plan allocated forfeitures of $111,306 to participant accounts as an additional discretionary employer contribution for the year ended December 31, 2025. The Plan applied forfeitures of $3,884 to reduce employer contributions for 2025.

Inter-plan Transfers

Occasionally, certain employees will transfer their balances between the Plan and the Globe Life Inc. Savings and Investment Plan (the "GLSI Plan"). In 2025, $106,471 was transferred from the Plan to the GLSI Plan.